COLUMBIA FUNDS SERIES TRUST

Columbia International Value Fund

Columbia Marsico Global Fund

Columbia Marsico International Opportunities Fund

Columbia Multi-Advisor International Equity Fund

(each a “Fund”, together the “Funds”)

Supplement dated July 14, 2011 to the

Funds’ prospectuses dated July 1, 2011

Effective immediately, in each of the Fund’s prospectuses, the table entitled “Declaration and Distribution Schedule”, within the section entitled “Distributions and Taxes” and the sub-section entitled “Distributions to Shareholders” is hereby deleted and replaced with the following table:

Declaration and Distribution Schedule
Declarations	semi-annually

Distributions	semi-annually

Shareholders should retain this Supplement for future reference.

C-1686-1 A (7/11)